Annual Total Returns - StrategicAdvisersMunicipalBondFund-PRO - StrategicAdvisersMunicipalBondFund-PRO - Strategic Advisers Municipal Bond Fund	Jul. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 17, 2021
Strategic Advisers Municipal Bond Fund
Bar Chart Table:
Annual Return 2022	(10.58%)
Annual Return 2023	7.13%